Subsequent Events (Details) - 12 months ended Dec. 31, 2022 ¥ in Millions	USD ($)	CNY (¥)	CNY (¥)
Subsequent Events [Line Items]
Bank borrowing	$ 2,609,755		¥ 18
Interest rate range	3.95%		3.95%
Bank loan repayment	$ 2,609,755	¥ 18
Minimum [Member]
Subsequent Events [Line Items]
Interest rate range	3.45%		3.45%